Income Taxes, Deferred Tax Assets and Liabilities (FY) (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets [Abstract]
Allowance for loan losses		$ 897	$ 799
Real estate owned		0	65
Accrued liabilities		137	150
State income taxes		36	34
Stock compensation		202	165
Net operating loss carryforward		3,614	3,887
Non-accrual loan interest		1	3
Partnership investment		173	140
General business credit		1,859	1,661
Alternative minimum tax credit		94	151
Unrealized appreciation AFS		0	50
Other		34	28
Total deferred tax assets		7,047	7,133
Deferred tax liabilities [Abstract]
Section 481 Adjustments to bad debts		(660)	(980)
Deferred loan fees/costs		(797)	(775)
Basis difference on fixed assets		(15)	(35)
Net unrealized appreciation on available-for-sale securities		(59)	0
FHLB stock dividends		(266)	(266)
Mortgage servicing rights		(3)	(5)
Prepaid expenses		(27)	(27)
Total deferred tax liabilities		(1,827)	(2,088)
Net deferred tax assets		5,220	5,045
Valuation allowance	$ 0	$ 0	$ 0